Accrued Expenses and Other Liabilities Accrued Expenses and Other Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued payroll and other employee related expenses	$ 12,595	$ 6,940
Accrued taxes	5,421	4,156
Self-insurance reserves	3,236	3,365
Advances from customers	3,725	2,981
Accrued professional fees	1,366	1,214
Accrued rebates payable	853	826
Accrued short-term deferred rent	586	593
Accrued related party management fees (Note 14)	130	119
Accrued interest and lending fees	178	778
Litigation reserve (Note 16)	140	2,146
Other	2,298	2,159
Accrued expenses and other liabilities	$ 30,528	$ 25,277